Share Capital - Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Basic weighted average common shares outstanding	120,856,511	121,451,967
Effect of options
Diluted weighted average common shares outstanding	120,856,511	121,451,967